Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)		Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Loss(7) (in 000s)	Revenue(8) (In 000s)
	Yoran	Vintz	Yoran	Vintz			Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$13,654,658	$6,058,785	$10,568,916	$4,684,374	$5,879,839	$4,633,854	$164.36	$301.44	$(36,301)	$900,021
2023	9,259,796	—	11,610,194	—	4,839,761	6,033,046	192.24	221.06	(78,284)	798,710
2022	9,984,784	—	2,495,451	—	4,437,051	(307,171)	159.22	132.79	(92,222)	683,191
2021	8,480,631	—	9,080,956	—	3,826,808	3,777,785	229.84	206.76	(46,677)	541,130
2020	7,450,968	—	42,535,471	—	3,483,987	12,993,389	218.11	149.98	(42,731)	440,221

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)    The dollar amounts are the amounts of total compensation reported for Messrs. Yoran and Vintz (each of whom served as our principal executive officer, or "PEO," for a portion of 2024) for each applicable year in the “Total” column of the Summary Compensation Table. Refer to the section “Executive Compensation – Executive Compensation Tables –Summary Compensation Table.” Mr. Vintz was not our PEO from 2020 to 2023 and as such, no amounts are shown for him in this column for those years. Instead, Mr. Vintz’s compensation for the years 2020 through 2023 is included as part of the average Non-PEO NEO Compensation reported in columns (d) and (e).
	The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for the Company's NEOs as a group (excluding, with respect to 2020-2023, Mr. Yoran, and, with respect to 2024, Messrs. Yoran and Vintz) (the "Non-PEO NEOs") in each applicable year in the “Total” column of the Summary Compensation Table. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts of total compensation in each applicable year are as follows: (i) for 2024, Mr. Thurmond; (ii) for 2023, Messrs. Thurmond and Vintz; (iii) for 2022, Messrs. Riddick, Thurmond and Vintz and (iv) for 2021 and 2020, Messrs. Riddick and Vintz.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose is the group of companies included in the NASDAQ Computer Index, which is the industry peer group used in our Annual Report pursuant to Item 201(e) of Regulation S-K for the year ended December 31, 2024.
PEO Total Compensation Amount		$ 9,259,796	$ 9,984,784	$ 8,480,631	$ 7,450,968
PEO Actually Paid Compensation Amount		11,610,194	2,495,451	9,080,956	42,535,471
Adjustment To PEO Compensation, Footnote	Compensation actually paid to Messrs. Yoran and Vintz, respectively, does not reflect the actual amount of compensation earned by or paid. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Yoran and Vintz’s respective total compensation for 2024 to determine the compensation actually paid:

			Equity Award Adjustments(a)
	Summary Compensation Table Total for PEO	Less: Reported Value of Equity Awards(b)	Add: Year End Fair Value of Equity Awards Granted in the Year	Add: Change in Fair Value from the end of the Prior Year to the end of the Covered Year of Equity Awards Granted in Prior Years	Add: Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Total Compensation Actually Paid to PEO
Yoran 2024	$13,654,658	$12,599,946	$10,133,965	$(805,877)	$186,116	$10,568,916
Vintz 2024	6,058,785	5,249,962	4,222,473	(455,485)	108,563	4,684,374
_____________
(a)    There were no other assumptions made in the valuation of equity awards that differ materially from those disclosed as of the grant date of such equity awards.
(b)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 5,879,839	4,839,761	4,437,051	3,826,808	3,483,987
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,633,854	6,033,046	(307,171)	3,777,785	12,993,389
Adjustment to Non-PEO NEO Compensation Footnote	Average compensation actually paid to our Non-PEO NEOs does not reflect the actual amount of compensation earned by or paid. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our Non-PEO NEOs average total compensation to determine the compensation actually paid:

			Equity Award Adjustments(a)
	Average Summary Compensation Table Total for Non-PEO NEOs	Less: Reported Value of Equity Awards(b)	Add: Year End Fair Value of Equity Awards Granted in the Year	Add: Change in Fair Value from the end of the Prior Year to the end of the Covered Year of Equity Awards Granted in Prior Years	Add: Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Compensation Actually Paid to Non-PEO NEOs
2024	$5,879,839	$5,074,944	$4,081,709	$(332,804)	$80,054	$4,633,854
_____________
(a)    There were no other assumptions made in the valuation of equity awards that differ materially from those disclosed as of the grant date of such equity awards.
(b)    The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid, TSR and Peer Group TSR
The following graph sets forth the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR and the cumulative TSR of the NASDAQ Computer Index over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The following graph sets forth the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and the Company’s net loss over the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue
The following graph sets forth the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and revenue over the five most recently completed fiscal years. For further information on how Revenue impacts executive compensation, please see the Compensation Discussion and Analysis beginning on page 44.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid, TSR and Peer Group TSR
The following graph sets forth the relationship between compensation actually paid to our PEOs, the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR and the cumulative TSR of the NASDAQ Computer Index over the five most recently completed fiscal years.

Total Shareholder Return Amount	$ 164.36	192.24	159.22	229.84	218.11
Peer Group Total Shareholder Return Amount	301.44	221.06	132.79	206.76	149.98
Net Income (Loss)	$ (36,301,000)	$ (78,284,000)	$ (92,222,000)	$ (46,677,000)	$ (42,731,000)
Company Selected Measure Amount	900,021,000	798,710,000	683,191,000	541,130,000	440,221,000
Additional 402(v) Disclosure
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and NEO pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with Company performance, refer to the Compensation Discussion and Analysis.
Cumulative Total Shareholder Return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
Revenue is selected as the most important performance measurement for the current year.
Important Performance Measures
The most important financial performance measures used by the company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see Compensation Discussion and Analysis.
Relationships Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationships between the pay and performance measures that are included in the pay versus performance tabular disclosure above. As noted above, other than with respect to Revenue, the performance measures included in the graphs below do not align with how the Company or the Compensation Committee view the link between the Company's performance and NEO pay. The “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent how our Compensation Committee assesses or determines the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Measure:: 1
Pay vs Performance Disclosure
Name	Bookings
Measure:: 2
Pay vs Performance Disclosure
Name	•Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Unlevered Free Cash Flow
Yoran [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,654,658
PEO Actually Paid Compensation Amount	$ 10,568,916
PEO Name	Messrs. Yoran
Yoran [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,599,946
Yoran [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,133,965
Yoran [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(805,877)
Yoran [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	186,116
Vintz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,058,785
PEO Actually Paid Compensation Amount	$ 4,684,374
PEO Name	Vintz
Vintz [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,249,962
Vintz [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,222,473
Vintz [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(455,485)
Vintz [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,563
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,074,944
Non-PEO NEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,081,709
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(332,804)
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 80,054